Description of Business and Basis of Presentation - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 20, 2015	Mar. 02, 2015	Apr. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 18, 2015	Jun. 30, 2015	May. 11, 2015
Description of Business and Basis of Presentation [Line Items]
Expected proceeds from sale of mortgage servicing rights				$ 598,059	$ 287	$ 287	$ 34,754	$ 0
Repayment of SSTL						$ 5,809,239	$ 8,804,558	$ 822,137
Agency Mortgage Servicing Rights [Member]
Description of Business and Basis of Presentation [Line Items]
UPB of Agency MSRs sold				89,000,000
Expected proceeds from sale of mortgage servicing rights				642,000
Advance Funding Facility [Member]
Description of Business and Basis of Presentation [Line Items]
Maximum borrowing capacity									$ 1,700,000	$ 1,800,000
Senior Secured Term Loan [Member]
Description of Business and Basis of Presentation [Line Items]
Repayment of SSTL				$ 561,600
Subsequent Event [Member]
Description of Business and Basis of Presentation [Line Items]
Expected proceeds from sale of mortgage servicing rights			$ 852,000
Repayment of SSTL			$ 840,000
Subsequent Event [Member] | Advance Funding Facility [Member]
Description of Business and Basis of Presentation [Line Items]
Maximum borrowing capacity											$ 1,800,000
Subsequent Event [Member] | Senior Secured Term Loan [Member]
Description of Business and Basis of Presentation [Line Items]
Repayment of SSTL	$ 50,000
Subsequent Event [Member] | Amended Senior Secured Term Loan [Member]
Description of Business and Basis of Presentation [Line Items]
Percentage of net cash proceeds from permitted asset sales allowed to prepay loans	100.00%	75.00%